Debt	12 Months Ended
Dec. 31, 2025
Debt Instruments [Abstract]
Debt	Debt
At December 31, 2025 and 2024, total long-term debt, net of debt issuance costs of $12.8 million and $7.9 million, respectively, consists of the following:

(in thousands)	2025	2024

0.000% Senior Unsecured Convertible Notes due 2027	$26,000	$498,402
2.500% Senior Unsecured Convertible Notes due 2031	495,254	494,421
2.000% Senior Unsecured Convertible Notes due 2032	742,394	—
German Private Placement (2017 Schuldschein)	17,032	15,050
German Private Placement (2022 Schuldschein)	373,748	383,675
Total long-term debt	1,654,428	1,391,548
Less: Current portion	—	551,883 (1)
Long-term portion	$1,654,428	$839,665 (1)
(1) The December 31, 2024 balances for the current portion and long-term portion of debt have been revised to correct the classification of certain amounts. See Note 1.
The notes are all unsecured obligations that rank pari passu.
Repayments of long-term debt for the years ended December 31, 2025, 2024 and 2023 were at par and consisted of:

(in thousands)	2025	2024	2023

German Private Placement (2022 Schuldschein)	$60,167	$—	$—
German Private Placement (2017 Schuldschein)	—	101,536	—
0.000% Senior Unsecured Convertible Notes due 2027	474,000	—	—
1.000% Senior Unsecured Convertible Notes due 2024	—	500,000	—
0.500% Senior Unsecured Convertible Notes due 2023	—	—	400,000
Total repayment of long-term debt	$534,167	$601,536	$400,000
The principal amount, carrying amount and fair values of long-term debt instruments as of December 31, 2025 and 2024 are summarized below:

(in thousands)	2025
	Principal amount	Unamortized debt discount and issuance costs	Carrying amount	Fair value
				Amount	Leveling

Convertible Notes due 2027	$26,000	$—	$26,000	$23,844	Level 1
Convertible Notes due 2031	500,000	(4,746)	495,254	520,570	Level 1
Convertible Notes due 2032	750,000	(7,606)	742,394	762,600	Level 1
German Private Placement (2017 Schuldschein)	17,039	(7)	17,032	16,692	Level 2
German Private Placement (2022 Schuldschein)	374,234	(486)	373,748	366,130	Level 2
	$1,667,273	($12,845)	$1,654,428	$1,689,836

(in thousands)	2024
	Principal amount	Unamortized debt discount and issuance costs	Carrying amount	Fair value
				Amount	Leveling

Convertible Notes due 2027	$500,000	($1,598)	$498,402	$475,835	Level 1
Convertible Notes due 2031	500,000	(5,579)	494,421	511,150	Level 1
German Private Placement (2017 Schuldschein)	15,069	(19)	15,050	14,560	Level 2
German Private Placement (2022 Schuldschein)	384,393	(718)	383,675	380,180	Level 2
	$1,399,462	($7,914)	$1,391,548	$1,381,725
Future maturities of long-term debt stated at the carrying values as of December 31, 2025 are shown in the table below.
As described elsewhere in this Note 16, certain of our long-term debt instruments contain features which could require repayment or conversion earlier than their contractual maturity dates.

Years ending December 31, (in thousands)

2026	$—
2027	150,491
2028	—
2029	164,328
2030	—
Thereafter	1,339,609
$1,654,428
Interest expense on long-term debt was $33.6 million, $42.6 million and $52.4 million for the years ended December 31,
2025, 2024 and 2023, respectively.
Interest expense for the years ended December 31, 2025, 2024 and 2023 related to the 2032 Notes, 2031 Notes, 2027
Notes and cash convertible notes was comprised of the following:

(in thousands)	2025	2024	2023

Coupon interest	$18,104	$8,604	$4,169
Amortization of original issuance discount	—	16,075	27,341
Amortization of debt issuance costs	2,798	1,690	2,328
Total interest expense related to the convertible notes	$20,902	$26,369	$33,838
Convertible Notes due 2032
On September 4, 2025, we issued 2.0% cash convertible notes in an aggregate principal amount of $750.0 million with a maturity date of September 4, 2032 (2032 Notes). The 2032 Notes carry interest of 2.0% per annum payable semi-
annually in arrears. The net proceeds of the 2032 Notes totaled $742.0 million, after debt issuance costs of $8.0 million.
Debt issuance costs are amortized to interest expense over the term of the 2032 Notes. The effective interest rate of the
2032 Notes is 2.16%.
The 2032 Notes are convertible into common shares based on an initial conversion rate, subject to adjustment, of
3,094.3562 shares per $200,000 principal amount of notes (which represented an initial conversion price of $64.6338 per share, or 11.6 million underlying shares). Following the January 2026 synthetic share repurchase discussed in Note
18 "Equity," the adjusted conversion rate became 3,091.0563 shares per $200,000 principal amount of notes, which represents an adjusted conversion price per share of $64.7028. At conversion, we will settle the 2032 Notes by repaying the principal portion in cash and any excess of the conversion value over the principal amount in common shares.
The 2032 Notes may be redeemed at the option of each noteholder at their principal amount on September 4, 2030 or in connection with a change of control or delisting event.
The 2032 Notes are convertible in whole, but not in part, at the option of the noteholders on a net share settlement basis, at the prevailing conversion price in the following circumstances beginning after October 15, 2025 through March 3,
2032:
•if the daily volume-weighted average trading price of our common shares for at least 20-consecutive trading days during a period of 30-consecutive trading days ending on the last trading day of the immediately preceding calendar quarter is greater than or equal to 150% of the applicable conversion price on each such trading day; or
•if we undergo certain fundamental changes, including a change of control or delisting event, as defined in the agreement; or
•if a parity event or trading price unavailability event, as the case may be, occurs during the period of 10 days, commencing on and including the first business day following the relevant trading price notification date; or
•if we distribute assets or property to all or substantially all of the holders of our common shares and those assets or other property have a value of more than 25% of the average daily volume-weighted average trading price of our common shares for the prior 20 consecutive trading days; or
•in case of early redemption in respect of the outstanding notes at our option, where the conversion date falls in the period from (and including) the date on which the call notice is published to (and including) the 45th business day prior to the redemption date; or
•if we experience certain customary events of default, including defaults under certain other indebtedness, until such event of default has been cured or waived; or
•if an acquisition of control occurs, where the conversion date falls in the period from (and including) the date on which the acquisition notice is published to the record date established in connection with the acquisition of control, established to be no less than 40 days and no more than 60 days from acquisition notice; or
•if a take-over bid is published, where the conversion date falls in the period from (and including) the date of notice of the take-over bid to the last day of the applicable legal acceptance period.
The noteholders may convert their notes at any time, without condition, during the period beginning on March 4, 2032 and ending on the 45th business day prior to September 4, 2032.
No contingent conversion conditions were triggered for the 2032 Notes as of December 31, 2025.
Convertible Notes due 2031
On September 10, 2024, we issued 2.500% convertible notes in an aggregate principal amount of $500.0 million with a maturity date of September 10, 2031 (2031 Notes). The 2031 Notes carry interest of 2.500% per annum payable semi-
annually in arrears. The net proceeds of the 2031 Notes totaled $494.2 million, after debt issuance costs of $5.8 million.
Debt issuance costs are amortized to interest expense over the term of the 2031 Notes. The effective interest rate of the
2031 Notes is 2.68%.
The 2031 Notes are convertible into common shares based on an initial conversion rate, subject to adjustment, of
3,124.3702 shares per $200,000 principal amount of notes (which represents an initial conversion price of $64.0129 per share or 7.8 million underlying shares). Following the January 2026 synthetic share repurchase discussed in Note 18
"Equity," the adjusted conversion rate became 3,136.9055 shares per $200,000 principal amount of notes, which represents an adjusted conversion price per share of $63.7571. At conversion, we will settle the 2031 Notes by repaying the principal portion in cash and any excess of the conversion value over the principal amount in common shares.
The 2031 Notes may be redeemed at the option of each noteholder at their principal amount on September 10, 2029 or in connection with a change of control or delisting event.
The 2031 Notes are convertible in whole, but not in part, at the option of the noteholders on a net share settlement basis, at the prevailing conversion price, in the following circumstances beginning after October 21, 2024 through March 9,
2031:
•if the daily volume-weighted average trading price of our common shares for at least 20-consecutive trading days during a period of 30-consecutive trading days ending on the last trading day of the immediately preceding calendar quarter is greater than or equal to 150% of the applicable conversion price on each such trading day; or
•if we undergo certain fundamental changes, including a change of control or delisting event, as defined in the agreement; or
•if a parity event or trading price unavailability event, as the case may be, occurs during the period of 10 days, commencing on and including the first business day following the relevant trading price notification date; or
•if we distribute assets or property to all or substantially all of the holders of our common shares and those assets or other property have a value of more than 25% of the average daily volume-weighted average trading price of our common shares for the prior 20 consecutive trading days; or
•in case of early redemption in respect of the outstanding notes at our option, where the conversion date falls in the period from (and including) the date on which the call notice is published to (and including) the 45th business day prior to the redemption date; or
•if we experience certain customary events of default, including defaults under certain other indebtedness, until such event of default has been cured or waived; or
•if an acquisition of control occurs, where the conversion date falls in the period from (and including) the date on which the acquisition notice is published to the record date established in connection with the acquisition of control, established to be no less than 40 days and no more than 60 days from acquisition notice; or
•if a take-over bid is published, where the conversion date falls in the period from (and including) the date of notice of the take-over bid to the last day of the applicable legal acceptance period.
The noteholders may convert their notes at any time, without condition, during the period beginning on March 10, 2031 and ending on the 45th business day prior to September 10, 2031.
No contingent conversion conditions were triggered for the 2031 Notes as of December 31, 2025.
Convertible Notes due 2027
On December 17, 2020, we issued zero coupon convertible notes in an aggregate principal amount of $500.0 million with a maturity date of December 17, 2027 (2027 Notes). The 2027 Notes carry no coupon interest. The net proceeds of the 2027 Notes totaled $497.6 million, after payment of debt issuance costs of $3.7 million.
In accounting for the issuance of the 2027 Notes in 2020 prior to the adoption of ASU 2020-06, we separated the 2027
Notes into liability and equity components. We allocated $445.9 million of the 2027 Notes to the liability component, representing the fair value of a similar debt instrument that does not have an associated convertible feature; and
$54.1 million to the equity component, representing the conversion option, which did not meet the criteria for separate accounting as a derivative as it is indexed to our own stock. ASU 2020-06 was adopted on January 1, 2021, and this resulted in a decrease of $54.1 million to additional paid-in capital and an increase of $0.3 million to retained earnings for the conversion feature related to the liability for the 2027 Notes.
The effective interest rate of the 2027 Notes is 1.65%, which is imputed based on the amortization of the fair value of the embedded conversion option over the remaining term of the 2027 Notes.
On the December 17, 2025 put date, $474.0 million of the 2027 Notes was repaid at the election of the bondholders, after which the remaining $26.0 million was reclassified to long-term debt.
The 2027 Notes are convertible into common shares based on an initial conversion rate, subject to adjustment, of
2,477.65 shares per $200,000 principal amount of notes (which represented an initial conversion price of $80.7218 per share or 6.2 million underlying shares). Following the January 2026 synthetic share repurchase discussed in Note 18
"Equity," the adjusted conversion rate became 2,485.1914 shares per $200,000 principal amount of notes, which represents an adjusted conversion price per share of $80.4767. At conversion, we will settle the 2027 Notes by repaying the principal portion in cash and any excess of the conversion value over the principal amount in common shares.
The 2027 Notes are convertible in whole, but not in part, at the option of the noteholders on a net share settlement basis, at the prevailing conversion price, in the following circumstances beginning after January 27, 2021 through June 16,
2027:
•if the last reported sale price of our common shares for at least 20-consecutive trading days during a period of 30-
consecutive trading days ending on the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price on each applicable trading day; or
•if we undergo certain fundamental changes, including a change of control, as defined in the agreement; or
•if a parity event or trading price unavailability event, as the case may be, occurs during the period of 10 days, including the first business day following the relevant trading price notification date; or
•if we distribute assets or property to all or substantially all of the holders of our common shares and those assets or other property have a value of more than 25% of the average daily volume-weighted average trading price of our common shares for the prior 20 consecutive trading days; or
•in case of early redemption in respect of the outstanding notes at our option, where the conversion date falls in the period from (and including) the date on which the call notice is published to (and including) the 45th business day prior to the redemption date; or
•if we experience certain customary events of default, including defaults under certain other indebtedness, until such event of default has been cured or waived.
The noteholders may convert their notes at any time, without condition, on or after June 17, 2027 until the 45th business day prior to December 17, 2027.
No contingent conversion conditions were triggered for the 2027 Notes as of December 31, 2025 or December 31,
2024.
Cash Convertible Notes due 2023 and 2024
In November 2024, we repaid at maturity $500.0 million of Cash Convertible Senior Notes (2024 Notes) that had been issued on November 13, 2018 with net proceeds of $468.9 million after payment of the net cost of the Call Spread
Overlay and transaction costs.
In September 2023, we repaid at maturity $400.0 million of Cash Convertible Senior Notes (2023 Notes) that had been issued on September 13, 2017 with net proceeds of $365.6 million after payment of the net cost of the Call Spread
Overlay and transaction costs.
Cash Convertible Notes Call Spread Overlay
Concurrent with the issuance of the cash convertible notes, we entered into privately negotiated hedge transactions (Call
Options) with, and issued warrants to purchase shares of our common stock (Warrants) to, certain financial institutions. We refer to the Call Options and Warrants collectively as the “Call Spread Overlay.” The Call Options were intended to offset any cash payments payable by us in excess of the principal amount due upon any conversion of the cash convertible notes.
In connection with the repayment of the 2023 Notes, we received $36.8 million in cash upon the exercise of Call Options in 2023. In the same transaction, we paid $36.8 million for the intrinsic value of the 2023 Notes' embedded conversion option. The Call Options related to the 2024 Notes expired unexercised in November 2024. All Warrants related to the
2024 Notes and 2023 Notes expired unexercised in November 2024 and September 2023, respectively, upon maturity.
German Private Placement (2017 Schuldschein)
In 2017, we completed a German private placement bond (2017 Schuldschein) which was issued in several tranches totaling $331.1 million due in various periods through 2027. The 2017 Schuldschein consisted of one U.S. dollar and several euro-denominated tranches. In June 2024, we repaid a total of $101.5 million at maturity of two tranches as shown in the table below. In October 2022, we repaid $153.0 million for four tranches that matured. The euro tranches are designated as a foreign currency non-derivative hedging instrument that qualifies as a net investment hedge as described in Note 14 "Derivatives and Hedging." Based on the spot rate method, the change in the carrying value of the euro-denominated tranches attributed to the net investment hedge as of December 31, 2025 totaled $0.9 million of unrealized loss and is recorded in equity. We paid $1.2 million in debt issuance costs which are being amortized through interest expense using the effective interest method over the lifetime of the notes.
The following table shows the last remaining tranche of the 2017 Schuldschein as of December 31, 2025 and 2024:

			Carrying value (in thousands) as of December 31,
Notional amount	Interest rate	Maturity	2025	2024

€14.5 million	Fixed 1.61%	June 2027	$17,032	$15,050
German Private Placement (2022 Schuldschein)
In July and August 2022, we completed another German private placement bond (2022 Schuldschein) which was issued in several tranches totaling €370.0 million due in various periods through 2035. In July 2025, we repaid $60.2 million for the €51.5 million tranche that matured. The 2022 Schuldschein consists of euro-denominated tranches which have either a fixed or floating rate. All tranches except for the €70.0 million fixed 3.04% tranche due August 2035 are ESG-
linked wherein the interest rate is subject to adjustment of +/- 0.025% if our ESG rating changes. The euro tranches are designated as a foreign currency non-derivative hedging instrument that qualifies as a net investment hedge as described in
Note 14 "Derivatives and Hedging." Based on the spot rate method, the change in the carrying value of the euro-
denominated tranches attributed to the net investment hedge as of December 31, 2025 totaled $53.3 million of unrealized loss and is recorded in equity. We paid $1.2 million in debt issuance costs which are being amortized through interest expense using the effective interest method over the lifetime of the notes.
A summary of the tranches is as follows:

			Carrying value (in thousands) as of December 31,
Notional amount	Interest rate	Maturity	2025	2024

€51.5 million	Floating 6M EURIBOR + 0.55%	July 2025	$—	$53,481
€62.0 million	Fixed 2.741%	July 2027	72,814	64,323
€29.5 million	Floating 6M EURIBOR + 0.70%	July 2027	34,645	30,605
€37.0 million	Fixed 3.044%	July 2029	43,430	38,371
€103.0 million	Floating 6M EURIBOR + 0.85%	July 2029	120,898	106,818
€9.5 million	Fixed 3.386%	July 2032	11,146	9,849
€7.5 million	Floating 6M EURIBOR + 1.0%	July 2032	8,800	7,776
€70.0 million	Fixed 3.04%	August 2035	82,015	72,452
			$373,748	$383,675
Revolving Credit Facility
Our credit facilities available and undrawn at December 31, 2025 total €413.0 million (approximately $485.3 million).
This includes a €400.0 million syndicated revolving credit facility expiring December 2030 (with one additional annual extension option) and two other lines of credit amounting to €13.0 million with no expiration date. The €400.0 million facility can be utilized in euro and bears interest of 0.550% to 1.500% above EURIBOR, offered with interest periods of one, three or six months. The commitment fee is calculated based on 35% of the applicable margin. Commitment fees of
$0.9 million and $0.8 million were paid for years ended December 31, 2025 and 2024, respectively. The revolving facility agreement contains certain non-financial covenants including, but not limited to, restrictions on the encumbrance of assets. We were in compliance with these covenants at December 31, 2025. The revolving credit facility is for general corporate purposes and no amounts were utilized at December 31, 2025. Of the €13.0 million facilities, €8.2 million is used for bank guarantees and letters of credit at December 31, 2025.